Investment Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Investments Accounted for Using Equity Method Explanatory
The following table shows an allocation breakdown of the total $55,359 Initial Investment between the
19.99
% investment, the Call Option, the Put Option and the Coinsquare Warrant, and further reconciles the total revaluation gains (losses) recognized on the derivative instruments for the year ended December 31, 2021:

	Initial recognition date	Initial fair value on recognition	Call/Put Option fair value at exercise	Value at December 31, 2021	Revaluation (gains) losses

Initial 19.99% investment	16-Apr-21	45,024	n/a	45,024	—
Call Option	16-Apr-21	3,931	5,513	—	(1,582)
Put Option	16-Apr-21	(5,696)	—	—	(5,696)
Coinsquare Warrants	16-Apr-21	12,100	n/a	7,866	4,234

Total - Initial Transaction		55,359	5,513	52,890	(3,044)
New Call Option	15-Jun-21	1,256	n/a	—	1,256

Total revaluation gains					(1,788)

Disclosure of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis Valuation Techniques
The fair value of the Coinsquare Warrant, Call Option, Put Option and New Call Option were estimated using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2021
Risk-free interest rate	0.4%
Expected life	0.5 years
Expected volatility in market price of shares	71%
Expected dividend yield	0%
Expected forfeiture rate	0%

Disclosure of Detailed Explanation about Fair Value of Net Assets Explanatory
The following table summarizes the fair value of net assets and the Company’s share of net assets acquired:

As at December 31, 2021

Current assets	109,005
Non-current assets	51,214
Current liabilities	(60,381)
Non-current liabilities	(32,904)

Net assets	66,934

Company’s share of net assets - 38.77%	30,176
Intangible assets	24,596
Deferred tax liabilities	(4,151)
Goodwill	53,200

Carrying amount of interest in associate	103,821

April 16, 2021 to December 31, 2021

Revenue	36,518

Net income from continuing operations (100%)	7,710
Post-tax loss from discontinued operations (100%)	(24)
Other comprehensive loss (100%)	(52)

Total comprehensive income (100%)	7,634
Company’s share of total comprehensive loss	(278)

Initial investment in Coinsquare	45,026
Step up investments in Coinsquare	59,073

Total investments in Coinsquare	104,099
Share of loss in associate	(278)

Carrying amount of equity accounted investment	103,821

Mogo’s share of:
Net income from continuing operations	1,211
Post-tax loss from discontinued operations	(4)
Other comprehensive income	(20)
Amortization of intangible assets	(1,772)
Amortization of deferred tax liabilities	307

Total other comprehensive loss	(278)